UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   12/31/02

Check here if Amendment [ }; Amendment number: _________________
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ameritas Life Insurance Corp.
                  5900 "O" Street
                  Lincoln, NE 68510

Form 13F File Number:  28-6724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             William W. Lester
Title:            Senior Vice President-Investments and Treasurer
Phone:            402-467-6959

Signature, Place, and Date of Signing:

     /s/ William W. Lester            Lincoln, Nebraska           2-13-03
-------------------------------  -------------------------  --------------------
        (signature)                   (city, state)               (Date)

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              95

Form 13F Information Table Value Total:              $198,158

List of Other Included Managers:

No.      13F File Number   Name


                                TITLE OF                VALUE   SHARES/   SH/PUT/   INVESTMENT   OTHER   VOTING     AUTHORITY
           NAME OF ISSUER          CLASS    CUSIP      (x1000)  PRN AMT   PRN/CALL  DISCRETION  MANAGERS  SOLE       SHARED   NONE
AFFILIATED COMPUTER SERVICES      CDS     008190AF7     1,621   1,180,000 PRN        DEFINED               1,180,000

AFFILIATED MANAGERS GROUP, INC    CDS     008252AC2     1,344   1,500,000 PRN        DEFINED               1,500,000

ALCOA, INC.                       COM     013817101     4,043     177,500 SH         DEFINED                 177,500

AMERICAN EXPRESS CO               COM     025816109     4,057     114,762 SH         DEFINED                 114,762

AMERICAN INTERNATIONAL GROUP      COM     026874107     4,922      85,079 SH         DEFINED                  85,079

AMERUS GROUP CO                   COM     03072M108     3,675     130,000 SH         DEFINED                 130,000

AMGEN INC.                        COM     031162100     2,347      48,535 SH         DEFINED                  48,535

ANADARKO PETROLEUM CORP           CDS     032511AP2     1,161   1,900,000 PRN        DEFINED               1,900,000

ANHEUSER-BUSCH CO                 COM     035229103       342       7,075 SH         DEFINED                   7,075

APOGENT TECHNOLOGIES, INC         CDS     03760AAD3       514     500,000 PRN        DEFINED                 500,000

APPLIED MATERIALS, INC.           COM     038222105     2,948     226,232 SH         DEFINED                 226,232

BARR LABORATORIES INC.            COM     068306109     3,634      55,830 SH         DEFINED                  55,830

BDK HOLDINGS INC.                 COM     05537P105         0      17,959 SH         DEFINED                  17,959

BERKSHIRE HATHAWAY A              COM     084670108       655           9 SH         DEFINED                       9

BERKSHIRE HATHAWAY B              COM     084670207       288         119 SH         DEFINED                     119

BRIGGS & STRATTON                 CDS     109043AD1       496     450,000 PRN        DEFINED                 450,000

BRINKER INTERNATIONAL, INC        CDS     109641AC4     1,343   1,950,000 PRN        DEFINED               1,950,000

CALVERT                           COM     13161T401     3,206     203,285 SH         DEFINED                 203,285

CALVERT                           COM     131582751     2,784     335,807 SH         DEFINED                 335,807

CALVERT                           COM     131582850       648      46,631 SH         DEFINED                  46,631

CALVERT                           COM     131582207       582      35,553 SH         DEFINED                  35,553

CALVERT                           COM     131618746       360     133,333 SH         DEFINED                 133,333

CENDANT CORP                      CDS     151313AN3     1,185   1,200,000 PRN        DEFINED               1,200,000

CENTERPOINT ENER (FORM RELIANT    CDS     15189T206     1,710   4,310,500 PRN        DEFINED               4,310,500

CERNER CORP                       COM     156782104     3,900     124,988 SH         DEFINED                 124,988

CISCO SYSTEMS INC                 COM     17275R102     3,314     253,148 SH         DEFINED                 253,148

CITIGROUP INC                     COM     172967101     5,235     148,764 SH         DEFINED                 148,764

COMPUTER ASSOCIATES INT'L         CDS     204912AN9     1,318   1,300,000 PRN        DEFINED               1,300,000

CONAGRA FOODS INC                 COM     205887102       511      20,428 SH         DEFINED                  20,428

DEVON ENERGY CORPORATION          COM     25179M103     5,337     116,285 SH         DEFINED                 116,285

DISNEY CO THE WALT                COM     254687106     4,799     294,260 SH         DEFINED                 294,260

DNP SELECT INCOME FD INC          COM     23325P104        99      10,000 SH         DEFINED                  10,000

EMC CORPORATION                   COM     268648102     1,246     202,983 SH         DEFINED                 202,983

EOP OPERATING LTD PARTNERSHIP     CDS     268766BR2       344     330,000 PRN        DEFINED                 330,000

ESTEE LAUDER COMPANIES INC        COM     518439104     4,652     176,197 SH         DEFINED                 176,197

EXXON MOBIL CORP                  COM     30231G102     3,782     108,240 SH         DEFINED                 108,240

FANNIE MAE                        COM     313586109       235       3,651 SH         DEFINED                   3,651

FIRST AMERICAN CORPORATION        CDS     318522AC3       704     670,000 PRN        DEFINED                 670,000

FIRST AMERICAN CORPORATION        CDS     318522AD1       420     400,000 PRN        DEFINED                 400,000

FIRST DATA CORP                   CDS     319963AD6     1,397   1,270,000 PRN        DEFINED               1,270,000

FIRST DATA CORP                   COM     319963104     4,047     114,302 SH         DEFINED                 114,302

FREDDIE MAC                       COM     313400301     4,235      71,721 SH         DEFINED                  71,721

GANNETT CO INC                    COM     364730101     6,193      86,255 SH         DEFINED                  86,255

GATX CAPITAL CORP                 CDS     361448AC7     1,172   1,090,000 PRN        DEFINED               1,090,000

GENERAL MILLS INC                 CDS     370334AT1     1,294   1,800,000 PRN        DEFINED               1,800,000

GENERAL MOTORS CORP               CDS     370442733     1,113   1,205,000 PRN        DEFINED               1,205,000

H&R BLOCK INC.                    COM     093671105     1,315      32,700 SH         DEFINED                  32,700

HARLEY DAVIDSON                   COM     412822108     3,734      80,816 SH         DEFINED                  80,816

HARRIS INTERACTIVE INC            COM     414549105       285      96,252 SH         DEFINED                  96,252

ILLINOIS TOOL WORKS               COM     452308109     1,287      19,850 SH         DEFINED                  19,850

INGERSOLL RAND CO.                COM     G4776G101     5,958     138,369 SH         DEFINED                 138,369

INTEL CORP                        COM     458140100       208      13,357 SH         DEFINED                  13,357

JOHNSON & JOHNSON                 COM     478160104     2,750      51,201 SH         DEFINED                  51,201

JOHNSON & JOHNSON (ALZA CORP)     CDS     02261WAB5     1,283   1,650,000 PRN        DEFINED               1,650,000

KERR MCGEE CORP                   CDS     492386AP2     1,248   1,200,000 PRN        DEFINED               1,200,000

LIBERTY MEDIA GROUP               CDS     530715AN1     1,154   1,800,000 PRN        DEFINED               1,800,000

LOWES COMPANIES INC.              COM     548661107     3,777     100,713 SH         DEFINED                 100,713

MANPOWER INC.                     CDS     56418HAC4     1,183   1,940,000 PRN        DEFINED               1,940,000

MEDTRONIC, INC.                   COM     585055106     5,968     130,869 SH         DEFINED                 130,869

MERCHANT ONLINE INC               COM     588200105         -      10,000 SH         DEFINED                  10,000

MICROSOFT CORP                    COM     594918104     4,371      84,537 SH         DEFINED                  84,537

MORGAN STANLEY                    COM     61744J416     4,781     594,637 SH         DEFINED                 594,637

NATIONS MUNICIPAL INCOME FUND     COM     638579672       245      22,144 SH         DEFINED                  22,144

NEUBERGER & BERMAN                COM     641224209       237      22,300 SH         DEFINED                  22,300

NORTEL NETWORKS CORP              CDS     656568AA0       345     660,000 PRN        DEFINED                 660,000

OAK INDUSTRIES                    CDS     671400AL3       301     500,000 PRN        DEFINED                 500,000

ODYSSEY RE HOLDINGS CORP          CDS     67612WAA6     1,277   1,150,000 PRN        DEFINED               1,150,000

PALL CORP                         COM     696429307     4,517     270,812 SH         DEFINED                 270,812

PEPSICO INC                       COM     713448108     4,321     102,336 SH         DEFINED                 102,336

PFIZER INC                        COM     717081103     4,220     138,028 SH         DEFINED                 138,028

PHOENIX COS INC                   COM     71902E109       134      17,650 SH         DEFINED                  17,650

POTOMAC ELECTRIC POWER CO         PFD     737679209       381      10,000 SH         DEFINED                  10,000

PRIMIER CAP INVT CORP CL-A        COM     740990999         -      48,000 SH         DEFINED                  48,000

PROVINCE HEALTHCARE CO            COM     743977100       188      19,350 SH         DEFINED                  19,350

QWEST COMMUNICATIONS INTL INC     COM     749121109       125      25,000 SH         DEFINED                  25,000

REEBOK INTERNATIONAL              CDS     758110AE0       524     480,000 PRN        DEFINED                 480,000

ROYAL CARIBBEAN CRUISES LTD       CDS     780153AM4       514   1,250,000 PRN        DEFINED               1,250,000

ROYAL DUTCH PETROLEUM             COM     780257804     5,559     126,275 SH         DEFINED                 126,275

S&P 500                           COM     78462F103    13,901     157,550 SH         DEFINED                157,550

SOUTH CAROLINA ELEC & GAS CO      PFD     8370042*0       273       7,596 SH         DEFINED                   7,596

SYNERGY MEDIA INC                 COM     871934105         1     100,000 SH         DEFINED                 100,000

T ROWE PRICE                      COM     779552108     1,114      47,082 SH         DEFINED                  47,082

TALBOTS INC                       COM     874161102     4,570     166,018 SH         DEFINED                 166,018

TEXAS INSTRUMENTS INC             COM     882508104       213      14,175 SH         DEFINED                  14,175

UNITED PARCEL SERVICE-CLASS B     CDS     911312AB2     1,272   1,200,000 PRN        DEFINED               1,200,000

US CELLULAR CORP                  CDS     911684AA6     1,376   4,200,000 PRN        DEFINED               4,200,000

VANGUARD                          COM     922031109     2,725     295,201 SH         DEFINED                 295,201

VANGUARD INDEX 500 FUND           COM     922908108       476       5,869 SH         DEFINED                   5,869

VANGUARD INFLATION PROTECTED      COM     922031869       158      13,305 SH         DEFINED                  13,305

WALGREEN CO                       COM     931422109       226       7,740 SH         DEFINED                   7,740

WAL-MART STORES INC               COM     931142103     3,695      73,158 SH         DEFINED                  73,158

WELLS FARGO COMPANY               COM     949746101     3,538      75,495 SH         DEFINED                  75,495

BARR LABORATORIES INC.            OPT     0683069AN     1,152      17,700 SH  CALL   OTHER                    17,700

FIRST DATA CORP                   OPT     3199639BI       885      25,000 SH  CALL   OTHER                    25,000

FREDDIE MAC                       OPT     3134009AM      1,181     20,000 SH  CALL   OTHER                    20,000

                                                   95  198,158   43,615,516
